Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total USD ($)	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	IPO	IPO Common Stock	Series C redeemable convertible preferred stock	Series C redeemable convertible preferred stock Redeemable Convertible Preferred Stock USD ($)	Series A redeemable convertible preferred stock	Series A redeemable convertible preferred stock Redeemable Convertible Preferred Stock USD ($)	Series B redeemable convertible preferred stock	Series B redeemable convertible preferred stock Redeemable Convertible Preferred Stock USD ($)	Series D convertible preferred stock	Series D convertible preferred stock Redeemable Convertible Preferred Stock USD ($)
Beginning Balance at Jun. 30, 2008	$ (13,112)	$ 40		$ (13,156)	$ 4						$ 3,092		$ 5,718
Beginning Balance (in shares) at Jun. 30, 2008		40,487,504								2,500,000		3,988,636
Stock option exercises (in shares)	348,328	348,328
Stock option exercises	7	1	6
Stock issued								983,606
Stock issued									5,907
Buyback and retirement of common stock	(2,213)	(8)	(133)	(2,072)
Buyback and retirement of common stock (in shares)		(7,868,848)
Stock-based compensation	127		127
Accretion of preferred stock dividends and issuance costs	(625)			(625)					4		206		415
Other comprehensive income	32				32
Net income (loss)	(5,906)			(5,906)
Ending Balance at Jun. 30, 2009	(21,690)	33		(21,759)	36				5,911		3,298		6,133
Ending Balance (in shares) at Jun. 30, 2009		32,966,984						983,606		2,500,000		3,988,636
Stock option exercises (in shares)	7,036,768	7,036,768
Stock option exercises	241	7	234
Stock issued														2,990,635
Stock issued															51,245
Buyback and retirement of common stock	(19,985)	(24)	(779)	(19,182)
Buyback and retirement of common stock (in shares)		(23,510,264)
Stock-based compensation	545		545
Accretion of preferred stock dividends and issuance costs	(640)			(640)					19		206		415
Other comprehensive income	(28)				(28)
Net income (loss)	(29,705)			(29,705)
Ending Balance at Jun. 30, 2010	(71,262)	16		(71,286)	8				5,930		3,504		6,548		51,245
Ending Balance (in shares) at Jun. 30, 2010		16,493,488						983,606		2,500,000		3,988,636		2,990,635
Stock option exercises (in shares)	4,279,456	4,279,456
Stock option exercises	446	5	441
Tax benefit from exercise of nonqualified stock options	138		138
Vesting of early exercised stock options	36		36
Stock-based compensation	2,954		2,954
Accretion of preferred stock dividends and issuance costs	(633)		(633)						18		200		415
Other comprehensive income	110				110
Net income (loss)	9,830			9,830
Ending Balance at Jun. 30, 2011	(58,381)	21	2,936	(61,456)	118				5,948		3,704		6,963		51,245
Ending Balance (in shares) at Jun. 30, 2011		20,772,944						983,606		2,500,000		3,988,636		2,990,635
Stock option exercises (in shares)	1,469,118	1,469,118
Stock option exercises	1,284	1	1,283
Tax benefit from exercise of nonqualified stock options	41		41
Vesting of early exercised stock options	208		208
Buyback and retirement of common stock (in shares)		(12,084)
Stock-based compensation	5,637		5,637
Accretion of preferred stock dividends and issuance costs	(312)		(312)						9		101		202
Other comprehensive income	781				781
Net income (loss)	(6,684)			(6,684)
Ending Balance at Dec. 31, 2011	(57,426)	22	9,793	(68,140)	899				5,957		3,805		7,165		51,245
Ending Balance (in shares) at Dec. 31, 2011		22,229,978						983,606		2,500,000		3,988,636		2,990,635
Issuance of common stock upon initial public offering, net of offering costs	169,784	10	169,774
Conversion of preferred stock to common stock upon initial public offering (in shares)	83,703,016	83,703,016						(983,606)		(2,500,000)		(3,988,636)		(2,990,635)
Conversion of preferred stock to common stock upon initial public offering	68,480	84	68,396						(5,966)		(3,905)		(7,364)		(51,245)
Stock option exercises (in shares)	5,523,840	5,523,840
Stock option exercises	2,349	5	2,344
Stock issued		1,750,980					10,350,000
Stock issued	17,848	2	17,846
Tax benefit from exercise of nonqualified stock options	533		533
Vesting of early exercised stock options	1,287		1,287
Buyback of restricted common stock		(2,084)
Buyback and retirement of common stock	(1,960)		(1,960)
Buyback and retirement of common stock (in shares)		(184,164)
Stock-based compensation	18,671		18,671
Accretion of preferred stock dividends and issuance costs	(308)		(308)						9		100		199
Other comprehensive income	(573)				(573)
Net income (loss)	(27,417)			(27,417)
Ending Balance at Sep. 30, 2012	$ 191,268	$ 123	$ 286,376	$ (95,557)	$ 326
Ending Balance (in shares) at Sep. 30, 2012		123,371,566